Other Accounts Receivable - Schedule of Other Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Other Accounts Receivable [Abstract]
Government authorities		$ 62		$ 45
Other receivables	$ 97	203	$ 715	46
Prepaid expenses		275		40
Other accounts receivable	$ 298	$ 540	$ 815	$ 131